Income Taxes - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended						12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Dec. 31, 2013 Inventergy Inc [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 CSPR [Member]	Jul. 31, 2013 CSPR [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 CSPR [Member] Telecommunication Equipment Business [Member]	Jul. 31, 2013 CSPR [Member] Telecommunication Equipment Business [Member] Cortelco Systems Holding Corp [Member]
Federal and state net operating loss carry-forwards	$ 28,000,000		$ 28,000,000		$ 427,025	$ 28,000,000
Net operating loss carry-forwards								500,000	500,000	450,000	450,000
Income tax expense (benefit) at federal statutory rate			35.00%			35.00%
Deferred tax assets, operating loss carryforwards, domestic					427,025
Deferred tax assets expiration period	2034				2033	2033			2022
Deferred tax assets, valuation allowance			11,198,000	10,816,000	1,414,858	103,000	170,000
Current State and Local Tax Expense (Benefit)	$ 14,000	$ 7,000	$ 20,000	$ 20,000		$ 30,000	$ 50,000